UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2013

1.800350.109

SMA-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.0%
	Principal Amount	Value
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.38% 5/7/13, VRDN (a)	$ 1,100,000	$ 1,100,000
Massachusetts - 62.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series Clipper 07 18, 0.25% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	52,100,000	52,100,000
Series 2008 A1, 0.22% 5/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	14,010,000	14,010,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,000,000	3,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.26% 5/7/13, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A2, 0.2% 5/7/13, LOC Wells Fargo Bank NA, VRDN (a)	8,100,000	8,100,000
Series 2010 A3, 0.23% 5/7/13, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.21% 5/7/13, LOC Freddie Mac, VRDN (a)	3,560,000	3,560,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
(Babson College Proj.) Series 2008 A, 0.2% 5/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	29,775,000	29,775,000
(Boston Univ. Proj.) Series U3, 0.19% 5/7/13, LOC Northern Trust Co., VRDN (a)	2,500,000	2,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.22% 5/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,700,000	3,700,000
(City Year Proj.) Series 2006, 0.34% 5/7/13, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.28% 5/7/13, LOC Bank of America NA, VRDN (a)	12,175,000	12,175,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.28% 5/7/13, LOC Bank of America NA, VRDN (a)	1,400,000	1,400,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.24% 5/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,400,000	4,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Olin College Proj.):
Series 2008 C2, 0.2% 5/1/13, LOC RBS Citizens NA, VRDN (a)	$ 6,800,000	$ 6,800,000
Series 2008 C3, 0.2% 5/1/13, LOC RBS Citizens NA, VRDN (a)	3,635,000	3,635,000
(Simmons College Proj.) Series G, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,400,000	5,400,000
(Smith College Proj.) Series 2007, 0.2% 5/7/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	1,560,000	1,560,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.23% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	24,410,000	24,410,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	1,940,000	1,940,000
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 06, 0.25% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	28,900,000	28,900,000
Series Putters 3699, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800,000	4,800,000
Series Putters 3898, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	7,200,000	7,200,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.18% 5/1/13, LOC Wells Fargo Bank NA, VRDN (a)	4,960,000	4,960,000
(Bentley College Proj.) Series K, 0.2% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	1,300,000	1,300,000
Series 2010 N3, 0.2% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	12,900,000	12,900,000
(Fairview Extended Care Proj.) Series B, 0.3% 5/7/13, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
(Harvard Univ. Proj.) Series Y, 0.2% 5/7/13, VRDN (a)	2,500,000	2,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	28,180,000	28,180,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.18% 5/1/13, LOC TD Banknorth, NA, VRDN (a)	$ 3,100,000	$ 3,100,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 0.21% 5/7/13, VRDN (a)	1,700,000	1,700,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.25% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	9,400,000	9,400,000
(Wellesley College Proj.) Series I, 0.15% 5/1/13, VRDN (a)	11,350,000	11,350,000
Participating VRDN:
Series BA 08 1056, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (a)(d)	3,310,000	3,310,000
Series BA 08 3503, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.22% 5/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BC 10 20W, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,550,000	2,550,000
Series Putters 3163, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655,000	5,655,000
Series Putters 3529, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 3530, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,495,000	11,495,000
Series Putters 3650, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	4,080,000	4,080,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,300,000	9,300,000
Series 2008 A, 0.22% 5/7/13, LOC Bank of America NA, VRDN (a)	11,300,000	11,300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	5,115,000	5,115,000
Series EGL 07 0033, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	7,700,000	7,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 1052Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,995,000	$ 2,995,000
Series Putters 1920, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 2479Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Series Putters 2857, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,545,000	15,545,000
Series Putters 3691, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,425,000	1,425,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.22% 5/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series Putters 2847, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2002 D, 0.2% 5/1/13, LOC Landesbank Baden-Wuert, VRDN (a)	1,800,000	1,800,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	23,300,000	23,300,000
Series RBC E 42, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,600,000	4,600,000
		580,730,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.4% 5/7/13, VRDN (a)	1,300,000	1,300,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.32% 5/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.41% 5/7/13, LOC KBC Bank NV, VRDN (a)	200,000	200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.23% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	$ 4,370,000	$ 4,370,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $587,800,000)		587,800,000
Other Municipal Debt - 18.1%

Massachusetts - 18.1%
Belmont Gen. Oblig. BAN 1.25% 4/25/14	1,900,000	1,920,052
Boston Gen. Oblig. Bonds:
Series 2012 A, 2% 8/1/13	4,180,000	4,199,063
Series 2012 B, 3% 2/1/14	1,410,000	1,440,071
Burlington Gen. Oblig. BAN Series 2012, 1.25% 7/26/13	3,135,000	3,142,585
Canton Gen. Oblig. BAN 1.25% 3/27/14	2,209,800	2,230,119
Framingham Gen. Oblig. BAN 1.25% 12/13/13	4,009,365	4,035,354
Franklin Gen. Oblig. BAN 1.25% 8/16/13	4,700,000	4,714,563
Gloucester Gen. Oblig. BAN 1.25% 2/7/14	1,900,000	1,914,926
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2006 B, 5% 7/1/13	1,000,000	1,007,991
Massachusetts Dev. Fin. Agcy. Series 2001, 0.15% 5/1/13, LOC TD Banknorth, NA, CP	2,069,000	2,069,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2001, 0.15% 5/6/13, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 6% 11/1/13	1,000,000	1,029,086
Series 2002 C, 5.5% 11/1/13	2,525,000	2,592,105
Series 2008 A, 4% 9/1/13	500,000	506,159
Series 2010 A, 0.75% 2/1/14 (a)	2,000,000	2,002,689
Series 2010 B, 4% 6/1/13	2,350,000	2,357,495
Series Merlots 2008-C54, 0.27%, tender 6/12/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,900,000	1,900,000
RAN Series 2012 A, 2% 5/23/13	40,800,000	40,845,257
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.16% tender 8/7/13, CP mode	2,400,000	2,400,000
0.16% tender 9/5/13, CP mode	3,600,000	3,600,000
Series 2008 H2:
0.15% tender 7/5/13, CP mode	18,000,000	18,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H2:
0.17% tender 5/1/13, CP mode	$ 7,020,000	$ 7,020,000
Series 2010 J2, 5% 7/1/13	1,600,000	1,612,594
Series EE:
0.13% 5/2/13, CP	4,500,000	4,500,000
0.13% 5/3/13, CP	2,200,000	2,200,000
0.15% 5/1/13, CP	3,200,000	3,200,000
0.15% 5/6/13, CP	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.4% tender 5/23/13, CP mode	3,700,000	3,700,000
Series 1993 B, 0.4% tender 5/15/13, CP mode	500,000	500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear #3 Proj.) Series 2011, 5% 7/1/13	1,000,000	1,007,694
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/13	2,290,000	2,321,786
Series 2009 A, 4% 5/15/13	2,275,000	2,278,329
Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,800,000	4,800,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	500,000	514,870
(Hwy. Grant Prog.) Series 2010 A, 5% 6/15/13	670,000	673,844
Series 2010 A, 5% 12/15/13	2,000,000	2,059,864
Massachusetts State College Bldg. Auth. Rev. Bonds Series 2010 A, 3% 5/1/13	450,000	450,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 5/13/13, CP mode	300,000	300,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series 2004 A, 5.25% 8/1/13	700,000	708,831
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	3,675,000	3,675,000
Plymouth Gen. Oblig. BAN 1.5% 5/8/13	4,200,000	4,201,061
Quincy Gen. Oblig. BAN 1.25% 1/24/14	4,300,000	4,332,736
Springfield Gen. Oblig. BAN:
1% 7/26/13	2,100,000	2,103,601
1.25% 2/14/14	3,200,000	3,222,205
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Westborough Gen. Oblig. BAN 1.25% 8/23/13	$ 2,891,539	$ 2,900,359
Westfield Gen. Oblig. BAN 1.25% 10/25/13	3,200,000	3,215,805
TOTAL OTHER MUNICIPAL DEBT (Cost $168,802,091)		168,802,091
Investment Company - 18.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c) (Cost $169,276,389)	169,276,389	169,276,389
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $925,878,480)		925,878,480
NET OTHER ASSETS (LIABILITIES) - 0.8%		7,107,978
NET ASSETS - 100%		$ 932,986,458
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,375,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.27%, tender 6/12/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 1,900,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11 - 2/2/12	$ 4,800,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 3,675,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 43,696
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2013, the cost of investment securities for income tax purposes was $925,878,480.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2013

1.800349.109

MFL-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,848,614
Series 2008:
5.375% 10/1/14	785,000	810,442
5.875% 10/1/18	1,900,000	2,112,705
		5,771,761
Massachusetts - 95.2%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,414,504
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,365,435
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,626,250
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,446,032
Series 2012 A:
5% 4/1/21	8,130,000	10,314,450
5% 4/1/22	2,050,000	2,630,601
Series A, 5% 1/1/17	480,000	515,933
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	2,027,686
5% 11/1/26	1,500,000	1,752,090
5% 11/1/28	2,195,000	2,539,725
Sr. Series A:
5.25% 11/1/19	9,395,000	10,758,121
5.75% 11/1/13	375,000	385,320
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	6,050,750
5% 5/15/24	5,050,000	6,085,301
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,082,280
5% 4/1/16 (FSA Insured)	1,000,000	1,120,610
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,097,953
5% 1/1/24	340,000	426,265
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,416,268
5% 5/15/19 (AMBAC Insured)	1,000,000	1,011,620
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,487,795
4% 12/1/24	1,360,000	1,579,273
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,057,280
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,410,000	$ 1,551,818
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,431,791
Lynn Gen. Oblig. 5% 12/1/14	3,560,000	3,780,008
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,018,220
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,188,493
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,652,461
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,220,052
5% 11/1/21	1,730,000	2,179,783
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,342,726
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	670,000	767,431
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570,000	3,156,731
Series 1992 B, 6.2% 3/1/16	19,430,000	20,997,224
7% 3/1/21	610,000	806,554
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	28,846,868
Series 2012 A:
5% 7/1/21	14,025,000	17,757,473
5% 7/1/22	6,110,000	7,795,810
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,528,153
5.25% 7/1/21	4,000,000	5,141,000
5.25% 7/1/23	3,950,000	5,141,913
Series 2004 B:
5.25% 7/1/17	2,680,000	3,184,054
5.25% 7/1/21	12,670,000	16,284,118
Series 2005 A, 5% 7/1/24	11,545,000	14,887,047
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,358,760
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2006 A:
5.25% 7/1/29	$ 3,005,000	$ 3,952,026
5.25% 7/1/32	6,745,000	8,839,592
Series 2006 B, 5.25% 7/1/21	8,405,000	10,802,526
Series 2010 B:
5% 7/1/26	1,000,000	1,177,300
5% 7/1/27	865,000	1,012,759
5% 7/1/28	1,000,000	1,167,950
5% 7/1/30	1,000,000	1,154,450
Massachusetts Clean Energy Coop. Corp. Series 2013, 5% 7/1/30	3,725,000	4,358,958
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/22	14,480,000	18,271,588
5% 6/1/24	6,880,000	8,510,698
5% 6/1/25	12,940,000	15,865,346
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,541,850
5% 1/1/17	1,250,000	1,392,963
5% 1/1/18	1,920,000	2,125,190
5% 1/1/19	2,225,000	2,455,310
5% 1/1/20	3,000,000	3,286,080
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,096,888
5% 1/1/22	11,000,000	13,063,270
5% 1/1/25	13,340,000	15,480,803
5% 1/1/26	4,210,000	4,843,647
5% 1/1/27	7,000,000	7,998,200
5% 1/1/30	5,000,000	5,716,300
5% 1/1/35	4,230,000	4,775,332
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,299,837
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,912,100
5% 7/1/21	3,090,000	3,595,246
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,598,100
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U4, 5.7% 10/1/40	$ 3,100,000	$ 3,688,225
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,186,058
5% 10/1/24	1,210,000	1,372,672
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,709,389
5.25% 12/1/25	820,000	900,606
5.625% 12/1/30	1,000,000	1,096,160
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,751,085
Series 2008 B, 5% 9/1/22	1,100,000	1,305,711
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	12,165,510
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,967,190
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,475,000	1,476,298
5.5% 10/1/28	5,660,000	5,660,453
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,500,000	10,319,510
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	12,650,000	13,077,697
Series 2008, 5.75% 9/1/25	9,500,000	11,467,735
Series 2010 B1, 5% 10/15/40	32,510,000	37,811,081
Series 2010 B2, 5.25% 2/1/34	5,000,000	6,052,550
Series 2011 B, 5% 7/1/41	6,520,000	7,277,428
Series 2011 H:
5.125% 7/1/26	5,500,000	6,221,160
5.5% 7/1/31	7,750,000	8,806,325
Series 2011:
5% 10/1/20	1,215,000	1,462,107
5% 7/1/41	5,000,000	5,580,850
5.25% 10/1/41	5,485,000	6,149,288
Series 2012 C:
5.25% 7/1/25	2,000,000	2,294,160
5.25% 7/1/26	2,000,000	2,277,240
Series 2012 G:
5% 10/1/23	2,245,000	2,609,139
5% 10/1/24	1,625,000	1,874,113
5% 10/1/25	1,600,000	1,837,568
5% 10/1/26	1,170,000	1,337,170
5% 10/1/27	1,235,000	1,404,590
5% 10/1/28	1,240,000	1,404,399
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2012 J, 5% 7/1/42	$ 7,000,000	$ 8,047,340
Series 2013 E, 5% 11/1/43 (a)	15,000,000	16,821,900
Series 2013 F:
4% 7/1/32	2,050,000	2,096,371
4% 7/1/43	18,000,000	18,179,280
5% 7/1/27	1,300,000	1,510,145
5% 7/1/37	1,700,000	1,900,957
Series 2013 G, 5% 7/1/44	9,000,000	9,698,130
Series 2013 X, 5% 10/1/48	12,735,000	14,377,433
Series 2013, 5% 7/1/21	1,085,000	1,296,467
Series I, 6.875% 1/1/41	9,500,000	11,404,275
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.:
Bonds:
(Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,722,013
Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,439,380
Series 2006, 5% 2/1/36 (c)	7,520,000	7,912,243
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,401,760
5.5% 1/1/22	3,500,000	4,061,260
5.5% 1/1/23 (c)	1,980,000	2,203,423
Series 2010 B:
4.5% 1/1/16 (c)	785,000	830,561
4.8% 1/1/17 (c)	2,380,000	2,572,042
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,290,740
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,581,480
Series 2004 A, 5.5% 8/1/30	2,000,000	2,737,700
Series 2004 B, 5.25% 8/1/22	15,000,000	19,418,250
Series 2006 B:
5.25% 9/1/22	5,360,000	6,957,226
5.25% 9/1/23	9,400,000	12,288,714
Series 2006 D, 5% 8/1/19	8,990,000	10,209,224
Series 2007 A, 0.87% 5/1/37 (b)	20,250,000	19,516,748
Series 2007 C:
5% 8/1/37	36,375,000	41,429,670
5.25% 8/1/21 (AMBAC Insured)	980,000	1,157,576
5.25% 8/1/22	4,085,000	4,823,323
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/23	$ 12,960,000	$ 15,284,506
5.25% 8/1/24	6,550,000	7,694,940
5.25% 8/1/25 (FSA Insured)	10,000,000	11,689,000
Series 2008 A:
5% 8/1/20	1,615,000	1,935,997
5% 8/1/22	3,685,000	4,380,175
5% 8/1/24	7,380,000	8,706,481
Series 2009 A, 5% 3/1/39	17,000,000	19,143,530
Series 2009 B, 5% 7/1/24	1,800,000	2,191,878
Series 2011 A:
5% 4/1/26	5,425,000	6,566,149
5% 4/1/28	5,880,000	7,017,545
Series 2011 B:
5% 8/1/23	5,770,000	7,155,781
5% 8/1/24	1,750,000	2,162,178
Series 2011 D, 5% 10/1/24	7,860,000	9,725,021
Series 2012 B, 5% 6/1/25	12,855,000	15,701,226
Series C, 5.5% 12/1/22	7,800,000	10,304,268
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,296,200
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,132,360
5% 10/1/19	3,290,000	3,793,370
5% 10/1/21	3,270,000	3,755,203
5% 10/1/23	2,000,000	2,284,800
5% 10/1/25	5,950,000	6,726,832
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	8,385,000	8,425,835
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,156,860
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,078,410
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,155,342
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,147,340
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	886,080
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 B2:
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,750,000	$ 2,031,260
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,277,740
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,734,690
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,662,324
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,146,960
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,167,273
Series 2008 E1:
5% 7/1/28	2,525,000	2,786,287
5.125% 7/1/33	2,000,000	2,233,140
5.125% 7/1/38	4,040,000	4,498,580
5.375% 7/1/21	10,850,000	12,567,664
Series 2008 E2:
5.375% 7/1/23	3,500,000	4,042,955
5.375% 7/1/24	5,015,000	5,777,079
5.375% 7/1/25	3,500,000	4,068,960
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,191,106
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	23,041,400
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,424,650
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,220,908
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,444,154
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,226,750
(Massachusetts Institute of Technology Proj.):
Series 2008 O, 6% 7/1/36	20,500,000	25,236,525
Series L, 5% 7/1/23	3,990,000	5,213,893
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	679,854
5% 10/1/17	750,000	873,135
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/18	$ 500,000	$ 592,910
5% 10/1/20	2,000,000	2,367,060
5% 10/1/22	1,160,000	1,366,932
5% 10/1/27	3,030,000	3,463,835
5% 10/1/28	1,000,000	1,135,530
5% 10/1/33	5,000,000	5,580,550
Series 2009 Y1:
5% 10/1/15	1,425,000	1,569,068
5% 10/1/16	1,495,000	1,696,661
5% 10/1/17	1,570,000	1,827,763
5% 10/1/19	1,730,000	2,077,678
Series 2009 Y2:
5% 10/1/16	1,090,000	1,237,030
5% 10/1/17	1,145,000	1,332,986
5% 10/1/18	1,215,000	1,442,156
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/17	1,410,000	1,536,928
5% 7/1/19	1,760,000	1,910,902
5% 7/1/20	2,350,000	2,552,547
5% 7/1/21	1,150,000	1,245,508
5% 7/1/22	1,855,000	2,004,903
Series 2007 G:
5% 7/1/18	1,500,000	1,738,605
5% 7/1/20	1,300,000	1,487,941
5% 7/1/22	1,350,000	1,537,542
5% 7/1/27	7,750,000	8,569,098
5% 7/1/28	5,515,000	6,077,144
Series 2009 I3:
5% 7/1/21	2,300,000	2,727,340
5% 7/1/22	5,000,000	5,821,200
Series 2010 J1, 5% 7/1/39	23,500,000	25,874,910
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	370,000	370,914
5.75% 7/1/29	6,370,000	6,381,211
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	5,255,280
Series J, 5.5% 8/15/17	500,000	599,220
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,479,936
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.) Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,040,000	$ 3,204,221
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	3,922,721
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	1,988,865
5% 7/1/20	2,075,000	2,089,380
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,011,965
Series 2006 L:
5% 7/1/17	1,000,000	1,136,890
5% 7/1/18	1,000,000	1,133,520
5% 7/1/19	1,695,000	1,913,926
5% 7/1/20	2,410,000	2,710,792
5% 7/1/21	2,535,000	2,844,650
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	21,045,510
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	2,022,011
5.375% 6/1/30	8,000,000	9,131,200
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,130,000	2,388,305
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,227,845
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,511,312
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,755,180
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	3,000,000	3,199,230
Series 2005 D:
5.25% 7/1/30	3,000,000	3,098,100
5.375% 7/1/35	1,165,000	1,203,643
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,403,493
Series 2010 H, 5% 7/1/16	1,000,000	1,115,530
Series E, 5% 7/15/27	7,195,000	7,430,852
5% 7/1/17	115,000	115,835
5% 7/1/19	130,000	130,940
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A:
5% 7/1/15	$ 5,500,000	$ 6,026,295
5% 7/1/16	3,700,000	4,166,755
Massachusetts Port Auth. Rev.:
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,680,633
5% 7/1/21 (AMBAC Insured)	5,010,000	5,435,048
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,899,986
5% 7/1/22 (FSA Insured) (c)	6,140,000	6,869,186
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,488,850
Series 2010 A:
5% 7/1/34	2,000,000	2,323,060
5% 7/1/40	12,000,000	13,735,320
Series 2012 A, 5% 7/1/42 (c)	9,600,000	10,664,160
Series 2012 B:
5% 7/1/25	4,150,000	5,089,934
5% 7/1/27	6,570,000	7,865,538
5% 7/1/28	5,030,000	5,981,173
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500,000	1,704,480
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,123,870
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,739,306
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,106,110
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	10,000,000	11,257,800
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,059,388
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,015,850
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,015,750
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,572,276
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,018,540
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,032,650
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	7,437,494
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2011 B:
5% 10/15/41	$ 35,000,000	$ 40,331,200
5.25% 10/15/35	12,500,000	14,977,250
Series 2012 A:
5% 8/15/23	25,000,000	31,349,000
5% 8/15/24	27,500,000	34,272,700
5% 8/15/25	48,475,000	59,905,873
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	20,280,000	22,437,386
Series 2012 B:
5% 8/15/27	10,000,000	12,161,100
5% 8/15/28	12,000,000	14,515,560
5% 8/15/29	11,000,000	13,234,980
5% 8/15/30	25,000,000	29,942,250
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,893,384
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,943,300
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,251,380
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,006,720
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,164,940
5.5% 6/1/16 (FSA Insured)	3,000,000	3,448,590
5.5% 6/1/18 (FSA Insured)	9,740,000	11,969,778
5.5% 6/1/19	10,000,000	12,553,100
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,849,703
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	3,884,634
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,339,283
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,310,925
Series 2006 A:
5% 5/1/31 (Pre-Refunded to 5/1/16 @ 100)	5,000,000	5,674,300
5% 5/1/36 (AMBAC Insured)	9,220,000	10,184,320
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	2,052,386
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,516,702
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2008 A:
5% 5/1/21 (Assured Guaranty Corp. Insured)	$ 2,440,000	$ 2,870,026
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,849,297
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,914,396
Series 2009 A:
5.375% 5/1/34	2,305,000	2,709,643
5.5% 5/1/39	7,000,000	8,243,340
5.5% 5/1/49	3,440,000	4,013,276
5.75% 5/1/49	10,000,000	11,866,100
Series 2009 B:
5% 5/1/35	5,500,000	6,524,650
5% 5/1/40	4,625,000	5,440,619
Series 2012 A:
5% 5/1/36	5,000,000	5,800,300
5% 5/1/41	10,000,000	11,473,000
Series 2012 B:
5% 5/1/29	2,000,000	2,375,700
5% 5/1/30	1,870,000	2,213,070
5% 5/1/37	3,075,000	3,548,796
5% 5/1/43	11,125,000	12,735,455
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,369,422
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,573,781
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,676,749
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	19,249,117
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,909,850
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,340,014
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	12,447,315
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	320,552
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 10:
5% 8/1/29	$ 1,765,000	$ 1,852,526
5% 8/1/34	150,000	157,170
Series 12:
5% 8/1/19	13,995,000	15,825,546
5% 8/1/20	9,570,000	10,779,074
Series 13:
5% 8/1/19	3,740,000	4,411,367
5% 8/1/20	5,145,000	6,056,745
5% 8/1/21	5,350,000	6,285,822
5% 8/1/22	8,355,000	9,801,167
5% 8/1/23	6,385,000	7,475,622
5% 8/1/24	1,000,000	1,169,440
Series 2004 A:
5.25% 8/1/22	6,525,000	8,524,652
5.25% 2/1/23	1,390,000	1,812,477
5.25% 2/1/24	1,170,000	1,531,998
5.25% 8/1/24	3,780,000	4,984,648
Series 4, 5.125% 8/1/14	70,000	70,261
Series 6:
5.25% 8/1/19	30,000	30,108
5.625% 8/1/14	115,000	115,474
5.625% 8/1/15	25,000	25,104
5.625% 8/1/16	485,000	486,964
Series 8:
5% 8/1/17	110,000	110,385
5% 8/1/20	105,000	105,349
Series 9, 5.25% 8/1/33	595,000	600,492
Series 14:
5% 8/1/25	4,950,000	6,005,241
5% 8/1/32	5,685,000	6,717,908
5% 8/1/38	8,390,000	9,753,375
Series 2, 5.25% 2/1/17	95,000	95,334
Series 2002 A, 5.25% 8/1/20	680,000	682,278
Series 2010 A, 5% 8/1/21	9,000,000	11,287,890
Series 2012 A:
5% 8/1/26	5,940,000	7,329,782
5% 8/1/27	5,900,000	7,219,594
5% 8/1/28	6,570,000	7,996,676
Series 6, 5.5% 8/1/30	6,745,000	6,766,314
5% 8/1/21	7,520,000	9,223,957
5% 8/1/22	4,290,000	5,241,865
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
5% 8/1/23	$ 5,000,000	$ 6,072,550
5% 8/1/24	4,215,000	5,096,736
5% 8/1/25	4,965,000	5,957,702
5% 8/1/26	3,205,000	3,816,450
5% 8/1/27	2,460,000	2,922,898
5% 8/1/28	3,480,000	4,125,818
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	330,000	331,284
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	21,960,000	25,701,764
Series 1998 B:
5.5% 8/1/15 (Escrowed to Maturity)	1,500,000	1,650,855
5.5% 8/1/16 (Escrowed to Maturity)	1,425,000	1,656,520
Series 2002 J, 5.5% 8/1/20	1,000,000	1,286,270
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	950,430
Series 2005:
5.25% 8/1/21	11,850,000	14,073,416
5.25% 8/1/24	8,435,000	9,967,218
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	672,842
Series 2006 A, 5% 8/1/41	9,000,000	9,984,600
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,302,040
5% 8/1/25 (FSA Insured)	2,000,000	2,292,480
5% 8/1/26 (FSA Insured)	2,000,000	2,284,540
5% 8/1/27 (FSA Insured)	2,000,000	2,277,420
5% 8/1/28 (FSA Insured)	2,000,000	2,270,340
Series 2009 A:
5% 8/1/34	6,350,000	7,422,261
5% 8/1/39	8,360,000	9,692,082
Series 2009 B, 5% 8/1/22	2,540,000	3,054,553
Series 2011 B:
5% 8/1/36	5,000,000	5,816,600
5% 8/1/41	16,000,000	18,396,800
Series 2011 C:
5% 8/1/23	6,070,000	7,546,649
5% 8/1/24	22,090,000	27,273,419
5% 8/1/25	14,235,000	17,380,793
5.25% 8/1/42	8,425,000	9,907,716
Series 2012 A, 5% 8/1/37	8,000,000	9,339,280
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series J, 5% 8/1/42	$ 100,000	$ 100,249
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,030,760
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,677,472
5% 4/1/20	1,840,000	2,243,696
5% 4/1/21	1,915,000	2,305,986
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,648,020
4% 3/1/16	3,355,000	3,657,520
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,490,727
5% 5/15/25	1,150,000	1,343,729
5% 10/15/15	500,000	554,720
5% 10/15/16	1,675,000	1,928,143
5% 10/15/17	1,665,000	1,973,325
5% 10/15/19	500,000	620,740
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,249,092
5% 9/1/18 (AMBAC Insured)	1,090,000	1,162,932
5% 9/1/19 (AMBAC Insured)	1,085,000	1,156,393
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,437,377
5% 2/1/22	1,245,000	1,563,683
5% 2/1/23	1,185,000	1,500,696
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	576,615
5% 4/1/39	2,000,000	2,158,880
5.5% 4/1/27	2,510,000	2,893,026
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	141,803
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	121,526
Springfield Gen. Oblig. Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,098,410
5% 8/1/16 (FSA Insured)	8,000,000	9,098,720
5% 8/1/17 (FSA Insured)	5,000,000	5,767,100
5% 8/1/18 (FSA Insured)	7,210,000	8,261,506
5.75% 8/1/14 (FSA Insured)	4,000,000	4,268,480
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,191,000
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,184,760
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,179,690
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,595,575
5% 12/1/16	2,340,000	2,661,048
5% 12/1/17	1,965,000	2,293,745
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,387,267
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,968,600
Series 2013, 5% 11/1/39	16,000,000	18,483,840
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,565,419
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,980
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,982
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,821
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,898
		2,406,122,781
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,957,703
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2006 A, 3.062% 7/1/21 (FGIC Insured) (b)	5,400,000	4,969,512
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,423,600
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	47,350,000	9,896,150
0% 8/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	1,226,397
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	346,143
0% 8/1/47 (AMBAC Insured)	48,100,000	6,995,664
Series 2009 A, 6.5% 8/1/44	5,345,000	5,936,210
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2011 C:
0% 8/1/38	$ 4,960,000	$ 1,248,432
0% 8/1/39	43,460,000	10,277,855
0% 8/1/41	6,775,000	1,423,766
		52,701,432
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/13	700,000	712,005
5.25% 10/1/16	750,000	796,403
Series 2009 A, 6.75% 10/1/37	4,000,000	4,628,720
Series 2009 A1, 5% 10/1/39	1,500,000	1,591,875
Series 2009 B, 5% 10/1/25	2,800,000	3,127,796
		10,856,799
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $2,291,753,623)	2,475,452,773
NET OTHER ASSETS (LIABILITIES) - 2.1%	52,014,344
NET ASSETS - 100%	$ 2,527,467,117
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,425,835 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 7,864,543
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $2,291,747,717. Net unrealized appreciation aggregated $183,705,056, of which $187,327,724 related to appreciated investment securities and $3,622,668 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2013

1.800343.109

MFS-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.44% 5/7/13, VRDN (a)(d)	$ 3,500,000	$ 3,500,000
Colorado - 0.1%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MT 741, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (a)(e)	7,360,000	7,360,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.41% 5/7/13, VRDN (a)	4,400,000	4,400,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.32% 5/7/13, LOC Comerica Bank, VRDN (a)(d)	4,110,000	4,110,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.38% 5/7/13, VRDN (a)	1,400,000	1,400,000
0.4% 5/7/13, VRDN (a)	2,000,000	2,000,000
		3,400,000
Maine - 0.2%
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 0.36% 5/7/13, LOC Bank of America NA, VRDN (a)(d)	9,000,000	9,000,000
Massachusetts - 58.8%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.26% 5/7/13, LOC Bank of America NA, VRDN (a)(d)	2,360,000	2,360,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.21% 5/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)	16,400,000	16,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.25% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	101,175,000	101,175,000
Series PT 4368, 0.23% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)	15,025,000	15,025,000
Series ROC II R 11933, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,000,000	6,000,000
Series 2008 A1, 0.22% 5/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	102,500,000	102,500,000
Series 2008 A2, 0.23% 5/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	91,165,000	91,165,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	$ 13,320,000	$ 13,320,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.26% 5/7/13, LOC Citibank NA, VRDN (a)	48,400,000	48,400,000
Series 2010 A2, 0.2% 5/7/13, LOC Wells Fargo Bank NA, VRDN (a)	99,565,000	99,565,000
Series 2010 A3, 0.23% 5/7/13, LOC Bank of America NA, VRDN (a)	79,345,000	79,345,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.51% 5/7/13, LOC Bank of America NA, VRDN (a)(d)	1,700,000	1,700,000
(Monkiewicz Realty Trust Proj.) 0.46% 5/7/13, LOC Bank of America NA, VRDN (a)(d)	2,880,000	2,880,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.24% 5/7/13, LOC Freddie Mac, VRDN (a)(d)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.25% 5/7/13, LOC Fannie Mae, VRDN (a)(d)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.24% 5/7/13, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.22% 5/7/13, LOC Fannie Mae, VRDN (a)(d)	18,250,000	18,250,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.22% 5/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	14,600,000	14,600,000
(Tammy Brook Apts. Proj.) Series 2009, 0.21% 5/7/13, LOC Freddie Mac, VRDN (a)	6,400,000	6,400,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	4,325,000	4,325,000
(Babson College Proj.) Series 2008 A, 0.2% 5/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	1,680,000	1,680,000
(Berkshire School Proj.) Series 2001, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	9,575,000	9,575,000
(Boston Univ. Proj.):
Series U-5A, 0.2% 5/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	37,600,000	37,600,000
Series U-5B, 0.21% 5/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	30,100,000	30,100,000
Series U3, 0.19% 5/7/13, LOC Northern Trust Co., VRDN (a)	30,500,000	30,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.22% 5/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 14,255,000	$ 14,255,000
(Clark Univ. Proj.) 0.21% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	31,470,000	31,470,000
(College of the Holy Cross Proj.) Series 2008 A, 0.17% 5/1/13, LOC JPMorgan Chase Bank, VRDN (a)	28,375,000	28,375,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.23% 5/7/13, LOC Bank of America NA, VRDN (a)	13,490,000	13,490,000
Series 2008, 0.23% 5/7/13, LOC Bank of America NA, VRDN (a)	26,265,000	26,265,000
(Fay School Proj.) Series 2008, 0.21% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	20,995,000	20,995,000
(Fessenden School Proj.) Series 2001, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	11,355,000	11,355,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.22% 5/7/13, LOC HSBC Bank USA, NA, VRDN (a)(d)	2,420,000	2,420,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	4,505,000	4,505,000
(ISO New England, Inc. Proj.) Series 2005, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	31,080,000	31,080,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.28% 5/7/13, LOC Bank of America NA, VRDN (a)	9,485,000	9,485,000
(Lasell Village Proj.) Series 2007, 0.24% 5/7/13, LOC Bank of America NA, VRDN (a)	4,900,000	4,900,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.19% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	17,175,000	17,175,000
(Meadowbrook School Proj.) Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,075,000	3,075,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.24% 5/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,360,000	4,360,000
(Olin College Proj.):
Series 2008 C2, 0.2% 5/1/13, LOC RBS Citizens NA, VRDN (a)	35,200,000	35,200,000
Series 2008 C3, 0.2% 5/1/13, LOC RBS Citizens NA, VRDN (a)	38,365,000	38,365,000
(Simmons College Proj.) Series G, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	34,210,000	34,210,000
(Smith College Proj.):
Series 2001, 0.21% 5/7/13, VRDN (a)	3,840,000	3,840,000
Series 2002, 0.21% 5/7/13, VRDN (a)	5,168,000	5,168,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Smith College Proj.):
Series 2007, 0.2% 5/7/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	$ 56,200,000	$ 56,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.2% 5/7/13, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
(Williston Northampton School Proj.) Series 2010, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	7,200,000	7,200,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.23% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	22,835,000	22,835,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	9,300,000	9,300,000
Participating VRDN:
Series Putters 3840, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series Putters 4691, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (a)(e)	6,250,000	6,250,000
Series ROC II R 11999X, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,285,000	5,285,000
Series WF 10 56C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	19,885,000	19,885,000
Series 2006:
0.21% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	4,525,000	4,525,000
0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	15,720,000	15,720,000
Series 2007 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	13,400,000	13,400,000
Series 2007 B, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	12,975,000	12,975,000
Series 2011 A, 0.24% 5/7/13, LOC RBS Citizens NA, VRDN (a)	12,870,000	12,870,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.22% 5/1/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.25% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	53,850,000	53,850,000
Series Clipper 07 39, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	14,325,000	14,325,000
Series EGL 07 0124, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	12,235,000	12,235,000
Series EGL 07 0149, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	43,000,000	43,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2022, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 35,995,000	$ 35,995,000
Series Putters 2648, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,250,000	9,250,000
Series Putters 3699, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,800,000	10,800,000
Series Putters 3896, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500,000	7,500,000
Series Putters 3898, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series Putters 4247, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,495,000	2,495,000
Series 2001 C, 0.21% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	202,500,000	202,500,000
Series 2006 B, 0.21% 5/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	24,515,000	24,515,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	37,800,000	37,800,000
Series 2009 J2, 0.18% 5/1/13, LOC JPMorgan Chase Bank, VRDN (a)	35,400,000	35,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.18% 5/1/13, LOC Wells Fargo Bank NA, VRDN (a)	12,200,000	12,200,000
(Bentley College Proj.) Series K, 0.2% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	15,300,000	15,300,000
(Boston Univ. Proj.) Series H, 0.21% 5/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)	19,725,000	19,725,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.19% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	3,600,000	3,600,000
Series 2010 N2, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	63,700,000	63,700,000
Series 2010 N3, 0.2% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	22,500,000	22,500,000
Series 2010 N4, 0.2% 5/1/13, LOC JPMorgan Chase Bank, VRDN (a)	98,825,000	98,825,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.25% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	12,930,000	12,930,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	29,850,000	29,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Fairview Extended Care Proj.) Series B, 0.3% 5/7/13, LOC Bank of America NA, VRDN (a)	$ 25,310,000	$ 25,310,000
(Harvard Univ. Proj.):
Series R, 0.14% 5/1/13, VRDN (a)	15,580,000	15,580,000
Series Y, 0.2% 5/7/13, VRDN (a)	6,200,000	6,200,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	2,600,000	2,600,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.19% 5/7/13, VRDN (a)	5,425,000	5,425,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.25% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	37,075,000	37,075,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.2% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	40,965,000	40,965,000
Series D5, 0.15% 5/1/13, VRDN (a)	3,600,000	3,600,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.18% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	47,365,000	47,365,000
(Stonehill College Proj.) Series 2008 K, 0.17% 5/1/13, LOC JPMorgan Chase Bank, VRDN (a)	19,580,000	19,580,000
(Wellesley College Proj.):
Series B, 0.2% 5/7/13, VRDN (a)	6,600,000	6,600,000
Series I, 0.15% 5/1/13, VRDN (a)	13,335,000	13,335,000
(Williams College Proj.):
Series I, 0.21% 5/7/13, VRDN (a)	24,546,000	24,546,000
Series J, 0.21% 5/7/13, VRDN (a)	31,279,000	31,279,000
Participating VRDN:
Series BA 08 1056, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (a)(e)	3,290,000	3,290,000
Series BA 08 3320, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (a)(e)	10,000,000	10,000,000
Series BBT 08 54, 0.22% 5/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,475,000	12,475,000
Series BBT 08 56, 0.22% 5/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	18,895,000	18,895,000
Series BC 10 15W, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	7,185,000	7,185,000
Series BC 10 20W, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	9,785,000	9,785,000
Series Clipper 07 08, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	15,450,000	15,450,000
Series Putters 3104, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,620,000	3,620,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3529, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 26,660,000	$ 26,660,000
Series Putters 3530, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 3531, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,495,000	12,495,000
Series Putters 3548, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,925,000	9,925,000
Series Putters 3650, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,800,000	11,800,000
Series Putters 4244, 0.24% 5/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	10,000,000	10,000,000
Series ROC II R 11824, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	4,665,000	4,665,000
Series ROC II R 11913, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,250,000	5,250,000
Series 2009 O-1, 0.22% 5/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	42,830,000	42,830,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.26% 5/7/13, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	27,655,000	27,655,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.25% 5/7/13, LOC Fannie Mae, VRDN (a)(d)	20,300,000	20,300,000
Series 2009 A, 0.22% 5/7/13, LOC Bank of New York, New York, VRDN (a)	12,830,000	12,830,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.92% 5/7/13, LOC Bank of America NA, VRDN (a)(d)	600,000	600,000
(BBB Esq. LLC Proj.) Series 1996, 0.92% 5/7/13, LOC Bank of America NA, VRDN (a)(d)	1,500,000	1,500,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.94% 5/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	480,000	480,000
(Decas Cranberry Proj.) Series 1997, 0.29% 5/7/13, LOC TD Banknorth, NA, VRDN (a)(d)	1,875,000	1,875,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	14,000,000	14,000,000
Series 2008 A, 0.22% 5/7/13, LOC Bank of America NA, VRDN (a)	11,400,000	11,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2010 D, 0.21% 5/7/13, LOC Bank of America NA, VRDN (a)(d)	$ 98,890,000	$ 98,890,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.28% 5/7/13, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	4,000,000	4,000,000
Series BA 08 1082, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (a)(e)	7,620,000	7,620,000
Series BA 08 3307, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series EGL 07 0031, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	52,600,000	52,600,000
Series EGL 07 0032, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	69,300,000	69,300,000
Series EGL 07 0067, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	41,660,000	41,660,000
Series EGL 07 0092, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	53,095,000	53,095,000
Series MS 3228X, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500,000	2,500,000
Series Putters 2479Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,340,000	2,340,000
Series Putters 3691, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,885,000	2,885,000
Series Putters 3990, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4030, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,070,000	3,070,000
Series ROC II R 14021, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	3,000,000	3,000,000
Series ROC II R 12254, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	18,900,000	18,900,000
Series Solar 05 03, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	20,075,000	20,075,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,300,000	1,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.22% 5/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,305,000	15,305,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Clipper 06 11, 0.25% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 23,900,000	$ 23,900,000
Series Putters 3159, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	8,300,000	8,300,000
Series Putters 2848, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	19,075,000	19,075,000
Series ROC II R 11914, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	7,720,000	7,720,000
Series ROC II R 11968, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,185,000	5,185,000
Series Solar 06 86, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	21,820,000	21,820,000
Series 2002 D, 0.2% 5/1/13, LOC Landesbank Baden-Wuert, VRDN (a)	26,400,000	26,400,000
Series 2008 F, 0.18% 5/7/13 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	2,800,000	2,800,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	103,670,000	103,670,000
Series RBC E 42, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	23,695,000	23,695,000
		3,407,288,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.44% 5/7/13, VRDN (a)(d)	3,400,000	3,400,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.4% 5/7/13, VRDN (a)	5,800,000	5,800,000
Series 2012 A, 0.42% 5/7/13, VRDN (a)(d)	3,400,000	3,400,000
		9,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.5%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.32% 5/7/13, LOC KeyBank NA, VRDN (a)	$ 500,000	$ 500,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.24% 5/7/13, LOC Bank of America NA, VRDN (a)	31,030,000	31,030,000
		31,530,000
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.41% 5/7/13, VRDN (a)	1,200,000	1,200,000
Series B, 0.29% 5/7/13, VRDN (a)	12,300,000	12,300,000
		13,500,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.41% 5/7/13, LOC KBC Bank NV, VRDN (a)	1,500,000	1,500,000
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.21% 5/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	8,700,000	8,700,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.23% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	46,410,000	46,410,000
		55,110,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.25% 5/1/13, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.27% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,700,000	2,700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,561,398,000)		3,561,398,000
Other Municipal Debt - 21.2%

Florida - 0.1%
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	3,600,000	3,600,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 21.1%
Belmont Gen. Oblig. BAN 1.25% 4/25/14	$ 12,100,000	$ 12,227,699
Billerica Gen. Oblig. BAN Series 2012, 1% 5/17/13	11,750,000	11,754,123
Boston Gen. Oblig. Bonds:
Series 2004 A, 5% 1/1/14	1,070,000	1,104,278
Series 2009 A, 5% 4/1/14	1,500,000	1,566,101
Series 2011 A, 5% 4/1/14	1,455,000	1,518,802
Series 2012 B, 3% 2/1/14	8,800,000	8,987,674
Series 2013 A, 4% 3/1/14	7,440,000	7,676,264
Danvers Gen. Oblig. BAN 1.25% 7/3/13	5,026,000	5,035,088
Fairhaven Gen. Oblig. BAN 1.5% 11/1/13	4,214,000	4,241,394
Framingham Gen. Oblig. BAN 1.25% 12/13/13	20,800,000	20,934,825
Franklin Gen. Oblig. BAN 1.25% 8/16/13	22,300,000	22,369,099
Gloucester Gen. Oblig. BAN 1.25% 2/7/14	12,562,000	12,660,683
Lexington Gen. Oblig. BAN 1.25% 2/21/14	2,950,000	2,975,048
Littleton Gen. Oblig. BAN 1.25% 4/11/14	5,348,907	5,401,328
Marblehead Gen. Oblig. BAN 1.25% 8/9/13	14,911,000	14,953,767
Massachusetts Bay Trans. Auth. Bonds Series 1998 A, 5.5% 3/1/14	2,000,000	2,088,395
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2012 C, 5.25% 7/1/13	535,000	539,450
Massachusetts Commonwealth Trans. Fund Rev. Bonds (Accelerated Bridge Prog.) Series 2012 A, 2% 6/1/13	6,780,000	6,790,382
Massachusetts Dev. Fin. Agcy. Series 2001, 0.15% 5/1/13, LOC TD Banknorth, NA, CP	8,326,000	8,326,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 5/23/13, CP mode (d)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2001, 0.15% 5/6/13, LOC JPMorgan Chase Bank, CP	9,950,000	9,950,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 6% 11/1/13	1,460,000	1,501,830
Series 2002 C, 5.5% 11/1/13	8,160,000	8,376,021
Series 2004 A, 5.25% 8/1/13	4,500,000	4,557,163
Series 2010 A, 0.75% 2/1/14 (a)	3,170,000	3,174,198
Series 2010 B:
3% 1/1/14	675,000	686,916
4% 6/1/13	3,385,000	3,395,848
Series 2010 C:
3% 1/1/14	8,255,000	8,409,546
4% 1/1/14	7,900,000	8,101,738
Series 2011 B, 4% 8/1/13	27,705,000	27,973,800
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Bonds:
Series 2011 D, 4% 10/1/13	$ 1,500,000	$ 1,523,857
Series Merlots 2008-C54, 0.27%, tender 6/12/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	13,100,000	13,100,000
RAN Series 2012 A, 2% 5/23/13	243,700,000	243,968,441
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.14% tender 6/3/13, CP mode	15,660,000	15,660,000
0.15% tender 7/1/13, CP mode	20,000,000	20,000,000
0.16% tender 8/6/13, CP mode	12,500,000	12,500,000
0.16% tender 8/7/13, CP mode	15,100,000	15,100,000
0.16% tender 9/5/13, CP mode	16,400,000	16,400,000
Series 2008 H2:
0.14% tender 6/11/13, CP mode	19,790,000	19,790,000
0.16% tender 8/1/13, CP mode	19,790,000	19,790,000
0.16% tender 8/2/13, CP mode	14,040,000	14,040,000
0.17% tender 5/1/13, CP mode	7,020,000	7,020,000
Series 2010 A:
3% 12/15/13	1,000,000	1,017,608
5% 10/1/13	1,040,000	1,059,541
Series 2010 J2, 5% 7/1/13	1,800,000	1,814,279
Series G, 5% 7/1/13	100,000	100,755
Series EE:
0.13% 5/1/13, CP	42,803,000	42,803,000
0.13% 5/2/13, CP	5,000,000	5,000,000
0.13% 5/2/13, CP	38,304,000	38,304,000
0.13% 5/3/13, CP	61,036,000	61,036,000
0.15% 5/1/13, CP	29,800,000	29,800,000
0.15% 5/6/13, CP	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 5/16/13, CP mode	9,060,000	9,060,000
Series 1993 A, 0.4% tender 5/23/13, CP mode	300,000	300,000
Series 1993 B:
0.4% tender 5/15/13, CP mode	2,750,000	2,750,000
0.45% tender 5/29/13, CP mode	1,350,000	1,350,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds:
(Nuclear #3 Proj.) Series 2011, 5% 7/1/13	1,000,000	1,007,839
(Nuclear #4 Proj.) Series 2012 A, 5% 7/1/13	1,500,000	1,511,725
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds: - continued
(Nuclear #6 Proj.) Series 2012 A, 5% 7/1/13	$ 5,400,000	$ 5,441,754
Massachusetts Port Auth. Rev.:
Series 2012 A:
0.14% 5/7/13, LOC TD Banknorth, NA, CP	4,000,000	4,000,000
0.14% 5/7/13, LOC TD Banknorth, NA, CP	1,000,000	1,000,000
0.17% 9/12/13, LOC TD Banknorth, NA, CP	15,000,000	15,000,000
Series 2012 B:
0.16% 7/11/13, LOC TD Banknorth, NA, CP (d)	40,000,000	40,000,000
0.17% 8/8/13, LOC TD Banknorth, NA, CP (d)	40,000,000	40,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/13	4,125,000	4,182,235
Series 2007 A:
5% 8/15/13	2,500,000	2,534,867
5% 8/15/13 (Escrowed to Maturity)	1,450,000	1,470,223
Series 2009 A, 4% 5/15/13	7,765,000	7,776,614
Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	14,800,000	14,800,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	3,375,000	3,474,325
(Hwy. Grant Prog.) Series 2010 A, 5% 6/15/13	11,550,000	11,618,418
Series 1997 A, 5.5% 6/1/13	3,360,000	3,375,103
Series 2010 A, 5% 12/15/13	500,000	514,906
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 5/8/13, CP mode (d)	12,200,000	12,200,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 5/13/13, CP mode	200,000	200,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 14, 3% 8/1/13	500,000	503,432
Series 15A, 5% 8/1/13	275,000	278,276
Series 2009 A, 3% 8/1/13	655,000	659,357
Series 2010 A, 4% 8/1/13	1,900,000	1,918,198
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	15,400,000	15,400,000
Series 1999, 0.17% 8/8/13, LOC State Street Bank & Trust Co., Boston, CP	23,000,000	23,000,000
Nantucket Gen. Oblig. BAN 1.25% 6/7/13	8,968,090	8,977,607
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Needham Gen. Oblig. BAN:
0.75% 7/2/13	$ 3,299,125	$ 3,302,267
1.5% 7/2/13	5,008,000	5,019,058
Norwood Gen. Oblig. BAN:
1.25% 1/17/14	3,800,000	3,826,539
1.25% 1/17/14	4,000,000	4,029,430
Plymouth Gen. Oblig. BAN 1.5% 5/8/13	18,708,600	18,713,325
Quincy Gen. Oblig. BAN 1.25% 1/24/14	25,700,000	25,895,653
Somerville Gen. Oblig. BAN 1.25% 6/28/13	8,399,962	8,413,534
Springfield Gen. Oblig. BAN 1% 7/26/13	13,237,644	13,260,342
Stow Gen. Oblig. BAN 1.25% 5/28/13	8,000,000	8,006,239
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2004 1, 5.25% 11/1/13	1,000,000	1,024,936
Waltham Gen. Oblig. BAN 1.25% 6/28/13	9,500,000	9,515,805
Wellesley Gen. Oblig. BAN 1.25% 6/21/13	3,000,000	3,004,389
West Springfield Gen. Oblig. BAN 1.25% 6/28/13	12,165,000	12,183,886
Westfield Gen. Oblig. BAN:
1.25% 10/25/13	5,000,000	5,023,681
1.25% 10/25/13	16,500,000	16,581,496
1.5% 4/11/14	7,667,000	7,759,506
Winchester Gen. Oblig. BAN:
0.75% 7/2/13	2,308,000	2,310,267
1.25% 7/2/13	13,320,000	13,344,158
Woburn Gen. Oblig. BAN 1% 5/3/13	6,240,000	6,240,270
Worcester Gen. Oblig. Bonds:
Series 2004 A, 5.25% 8/15/13	2,810,000	2,850,774
Series 2012, 3% 11/1/13	4,448,000	4,508,633
		1,228,324,008
TOTAL OTHER MUNICIPAL DEBT (Cost $1,231,924,008)		1,231,924,008
Investment Company - 16.6%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.22% (b)(c) (Cost $959,115,000)	959,115,000	$ 959,115,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $5,752,437,008)		5,752,437,008
NET OTHER ASSETS (LIABILITIES) - 0.7%		38,826,622
NET ASSETS - 100%		$ 5,791,263,630
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,900,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 3,600,000
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.27%, tender 6/12/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 3/5/12	$ 13,100,000
Security	Acquisition Date	Cost
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 7/9/12	$ 14,800,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 15,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 317,269
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2013, the cost of investment securities for income tax purposes was $5,752,437,008.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013